Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001214511
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2012
Munder Bond Fund (Prospectus Summary) | Munder Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCAX
Munder Bond Fund (Prospectus Summary) | Munder Bond Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCBX
Munder Bond Fund (Prospectus Summary) | Munder Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCCX
Munder Bond Fund (Prospectus Summary) | Munder Bond Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCKX
Munder Bond Fund (Prospectus Summary) | Munder Bond Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCYX
Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNNAX
Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNNBX
Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNNCX
Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNNRX
Munder Growth Opportunities Fund (Prospectus Summary) | Munder Growth Opportunities Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNNYX
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUXAX
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUXBX
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUXKX
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUXRX
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUXYX
Munder Integrity Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Mid-Cap Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIMX
Munder Integrity Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Mid-Cap Value Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIMX
Munder Integrity Small/Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Small/Mid-Cap Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAISX
Munder Integrity Small/Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Small/Mid-Cap Value Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYISX
Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIAX
Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIEX
Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUICX
Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIKX
Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIYX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAICX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICCX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICYX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICIX
Munder International Small-Cap Fund (Prospectus Summary) | Munder International Small-Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISAX
Munder International Small-Cap Fund (Prospectus Summary) | Munder International Small-Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCISX
Munder International Small-Cap Fund (Prospectus Summary) | Munder International Small-Cap Fund | Class R6 Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSIX
Munder International Small-Cap Fund (Prospectus Summary) | Munder International Small-Cap Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSIX
Munder International Small-Cap Fund (Prospectus Summary) | Munder International Small-Cap Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISIX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGAX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGBX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGCX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGKX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGRX
Munder Large-Cap Value Fund (Prospectus Summary) | Munder Large-Cap Value Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUGYX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMEAX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMEBX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMECX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMEKX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMERX
Munder Micro-Cap Equity Fund (Prospectus Summary) | Munder Micro-Cap Equity Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMEYX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOAX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGROX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOTX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOKX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSRX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class R6 Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOSX
Munder Mid-Cap Core Growth Fund (Prospectus Summary) | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOYX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSCVX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBVSX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVSX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class K Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKVSX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRVSX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class R6 Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVSSX
Munder Veracity Small-Cap Value Fund (Prospectus Summary) | Munder Veracity Small-Cap Value Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSVIX